Events after the reporting period (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 13, 2026	Jun. 30, 2026	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Contribution percentage of Island Hoppers To Group's Bookings		1.00%	3.00%
Sale of Island Hoppers
Disclosure of non-adjusting events after reporting period [line items]
Total Consideration For Sale of Mobile Game	$ 5,000,000
Total Amount received For Sale of Mobile Game	4,500,000
Deferred Payment receivable For Sale of Mobile Game	500,000
Deferred revenue released	$ 2,100,000